Note Employee benefits (Breakdown of pension and restoration plans assets and liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ 0	$ 0
Non-current liabilities	40,049	70,847
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	232	234
Non-current liabilities	$ 9,168	$ 10,448